           A COLORADO TAX-EXEMPT
                    FUND

           One Tabor Center
           1200 17th Street, Suite 1150
[Graphic]  Denver, CO 80202-5811
           (303) 572-6990
           (800) 572-0069 (WATTS)
           (303) 572-6995 (FAX)                               NOVEMBER 25, 1998



Dear Shareholders:

We are pleased to present the annual report of Colorado BondShares for the fiscal year ended September 30, 1998. The Fund's portfolio, related financial statements and comparative historic performance data are enclosed for your review.

Recent shareholder questions relate not to our performance--which continues to be good--nor to our strategy in reducing exposure to future inflationary pressures. What was of interest was our resiliency. our ability to survive and prosper should economic times in the United States become difficult as they have elsewhere. Concerns such as these are in response to the Asian turmoil, low commodity prices, high domestic trade deficits and Russian bond defaults as well as bank closures and political unrest. Sometimes, questions such as these are best answered by relating, not what we do but what we DO NOT do.

Colorado BondShares is not a hedge fund. We do not use options or futures contracts to offset our securities positions. We are not a leveraged fund. We have never borrowed money with the goal of enhancing our performance. The Fund does not purchase AMT bonds thereby exposing certain shareholders to the alternative minimum tax. All of our bonds are U.S. dollar denominated and do not subject shareholders to foreign currency risk. Are we unenlightened? Perhaps, but avoiding these investing techniques has done well for us in the most turbulent of financial times.

We also have some affirmative points to make; let us switch to those. The Fund is ready for the year 2000 and so are our outside service providers. We invest in Colorado which, in our view, will continue to attract an influx of future residents. These people bring the ability to help pay for the public projects that we finance. Most important, Colorado BondShares invests in municipal bonds. Only U.S. Treasuries have a better record of repayment. Even in the worst of times property taxes get paid, if not by the property owner then by the lender who holds the mortgage. Often, the real estate ends up in stronger, not weaker, hands. Most of our holdings are supported by the direct pledge of property tax and do not require further growth in order for them to meet their future debt service payments. Are we well positioned for the FUTURE? We believe we are and better than most.
Thank you for your continued faith and confidence in our management.


Sincerely,

/s/ FRED R. KELLY, JR.

Fred R. Kelly, Jr.
Portfolio Manager

OFFICERS AND TRUSTEES
    GEORGE N. DONNELLY, PRESIDENT AND CHAIRMAN
    OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    NORWEST INVESTMENTS AND TRUST, NORWEST BANK DENVER, N.A.

INDEPENDENT AUDITORS
    KPMG PEAT MARWICK LLP

LEGAL COUNSEL
    KUTAK ROCK





THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND OR NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                              Financial Statements

                               September 30, 1998

                  (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders of
Colorado BondShares - A Tax-Exempt Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                              KPMG PEAT MARWICK LLP


Denver, Colorado
November 3, 1998

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$    235,000        Academy Water and Sanitation District G.O. Series 1995,
                     6.20%-7.10% due 11/15/02-05                                        $     264,064
      25,000        Adams & Arapahoe Counties School District No. 31J G.O. Series
                     1989, 7.30% due 11/15/04 (b)                                              26,078
      75,000        Adams County Pollution Control Revenue Refunding
                     Series 1986A, 7.375% due 11/01/09                                         75,476
     200,000        Arapahoe County Water and Wastewater Authority Revenue
                     Series 1994, 6.20%-6.30% due 12/01/03-04 (b)                             215,623
     250,000        Arapahoe Water and Sanitation District G.O. Refunding and
                     Improvement Series 1986, 8.50% due 12/01/05                              292,780
     175,000        Arapahoe Water and Sanitation District G.O. Refunding and
                     Improvement Series, 1988A, 9.25% due 12/01/13                            178,469
   1,000,000        Arapahoe Water and Sanitation District G.O. Refunding and
                     Improvement Series, 1988A, 9.25% due 12/01/13 (b)                      1,019,870
   2,250,000        Arapahoe Water and Sanitation District G.O. Refunding Series
                     1995B, 8.50% due 12/01/20 (b)                                          2,642,084
      65,000        Arrowhead Metropolitan District G.O. Improvement Series
                     1995A, 5.90%-6.10% due 12/01/01-03                                        68,208
     100,000        Arrowhead Metropolitan District G.O. Refunding Series 1994,
                     5.70% due 12/01/03                                                       105,700
      70,000        City of Arvada G.O. Street and Bridge Refunding Series 1994,
                     3.80% due 12/01/99                                                        70,273
     550,000        Arvada Multifamily Rental Housing Revenue Series 1993,
                     7.50% due 12/15/18                                                       558,025
     250,000        City of Aspen G.O. Electric Refunding Series 1991, 5.35% due
                     10/01/98                                                                 250,015
     306,040        Aurora Centretech Metropolitan District G.O. Refunding and
                     Improvement Series 1994, 6.00% due 12/01/23                              318,340
     100,000        Beaver Creek Metropolitan District G.O. Refunding Series 1993,
                     4.60% due 12/01/98                                                       100,219
   1,775,000        Bell Mountain Ranch Phase II Metropolitan District G.O. Series
                     1995, 8.50% due 11/15/15                                               1,960,753
     420,000        Bell Mountain Ranch Phase II Metropolitan District
                     Improvement Fee Revenue Series 1997, 7.50% due 11/15/00                  420,794
     110,000        Bell Mountain Ranch Phase III Metropolitan District
                     Improvement Fee Revenue Series 1996, 7.00% due 11/15/99                  110,227
     300,000        Bell Mountain Ranch Phase III Metropolitan District
                     Improvement Fee Revenue Series 1997, 7.50% due 11/15/00                  300,567
     680,000        Bennett School District No. 29J G.O. Refunding and
                     Improvement Series 1991, 6.35%-6.95% due 12/01/99-04                     711,158
     145,000        City of Black Hawk Device Tax Revenue Series 1994,
                     5.55%-5.70% due 12/01/00-01                                              149,944
     200,000        City of Black Hawk Device Tax Revenue Series 1996,
                     5.75%-5.85% due 12/01/03-04                                              212,771
     350,000        City of Black Hawk G.O. Water Improvement Series 1992,
                     6.40%-6.80% due 12/01/98-00                                              363,503

                                       2

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$    500,000        City of Boulder Open Space Aquisition Refunding, Series 1989,
                     7.20% due 8/15/13                                                  $     520,230
     130,000        Boulder County Gunbarrel GID G.O. Series 1994, 4.90%-5.00%
                     due 11/15/98-99                                                          131,451
     100,000        Boulder County Single Family Mortgage Revenue Series 1982A,
                     10.00% due 5/01/99                                                        93,819
     175,000        Boulder County Zero Coupon Single Family Mortgage Revenue
                     Series 1983, 11.00% due 12/01/14 (d)                                      33,017
      25,000        Boulder Valley School District No. RE-2 Series 1992A , 5.80%
                     due 10/15/01                                                              26,537
     135,000        Boxelder Sanitation District Sewer Revenue Refunding and
                     Improvement Series 1994, 5.60%-5.90% due 01/01/00-03                     140,309
     280,000        Town of Breckenridge G.O. Recreation Center Refunding Series
                     1993, 4.30%-4.45% due 12/01/99-00                                        284,240
     451,170        Briargate Public Building Authority, Landowner Assessment Lien
                     Series 1985A and 1986A, 9.50%-10.25% due 12/15/95-05 (a) (i)             383,953
      12,000        Castle Pines North Metropolitan District Tax Revenue Bonds
                     Series 1994B, 6.10%, due 12/01/33 (h)                                     10,200
      25,000        Town of Castle Rock G.O. Series 1988-2, 10.375% due 12/01/08               25,000
     530,000        Town of Castle Rock LID Series 1988-2D Special Assessment,
                     9.25%-10.375% due 12/01/08 (a)                                           185,500
     670,000        Town of Castle Rock G.O. Water Refunding Series 1993,
                     4.30%-4.65% due 12/01/98-00                                              676,567
      60,389        Centennial Downs Metropolitan District Cash Payment
                     Deficiency Bond Series 1993, 8.09%  due 12/01/34 (i)                      48,312
     588,601        Centennial Downs Metropolitan District Limited Tax Refunding
                     Bond Series 1993, 8.09%  due 12/01/34 (i)                                353,161
     271,971        Centennial Downs Metropolitan Interest Certificate Series 1993,
                     6.00% due 12/01/34 (c) (i)                                                 2,720
   2,500,000        Central Platte Valley Metropolitan District Special Obligation
                     Revenue, Series 1998, 7.00%, due 12/01/17                              2,506,246
      50,000        City of Central City Special Improvement District No. 1991-1
                     Special Assessment, Series 1992, 7.50%, due 12/01/03                      50,283
     100,000        Clear Creek School District No. Re-1 G.O. Improvement Series
                     1991, 5.90% due 12/01/00                                                 104,843
   2,009,520        Colorado Centre Metropolitan District Limited Tax and Special
                     Revenue Series 1992A, principal only, 0.00% due 1/01/27
                     (a) (e) (i)                                                               20,095
   2,008,335        Colorado Centre Metropolitan District Limited Tax and Special
                     Revenue Series 1992A, interest only, 9.00% due 1/01/27 (a)
                     (f) (i)                                                                1,205,000
   6,465,662        Colorado Centre Metropolitan District Limited Tax and Special
                     Revenue Series 1992B, 0.00% due 1/01/32 (a) (g) (i)                       64,657
     190,000        Colorado Health Facilities Authority Refunding Revenue Porter
                     Memorial Hospital Series 1986A, 7.40% due 2/01/16 (b)                    199,392
   1,000,000        Colorado Health Facilities Authority Hospital Revenue,
                     Steamboat Springs Health Care Association Project, Series
                     1997, 5.30%, due 9/15/09                                               1,024,710

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$    520,000        Colorado Health Facilities Authority Zero Coupon Retirement
                     Housing Revenue Liberty Heights Project 1990 Subordinate
                     Series B, 6.97% due 07/15/20 (d)                                   $     171,340
   1,610,000        Colorado Postsecondary Educational Facilities Authority
                     Revenue National Technological University Project Series
                     1993, 7.375%-7.75% due 12/01/10                                        1,651,938
      70,000        Colorado Postsecondary Educational Facilities Authority
                     Revenue The Naropa Institutional Project Series 1990, 7.875%
                     due 9/01/10 put 9/01/00                                                   70,000
     910,000        Colorado Springs Spring Creek GID G.O. Series 1995, 3.49% due
                     12/01/14 (h) (i)                                                         409,500
     310,000        Colorado Tech Center Metropolitan District G.O. Refunding
                     Series 1989, 9.75%  due 6/01/09 (b)                                      329,009
   1,180,000        Columbia Metropolitan District G.O. Improvement Series 1992,
                     7.60%-8.50% due 11/01/00-11/01/12                                      1,395,619
     525,000        Cordillera Metropolitan District G.O. Series 1994A, 8.00% due
                     12/01/09                                                                 596,579
     500,000        Cordillera Metropolitan District G.O. Series 1994, 8.25% due
                     12/01/13                                                                 573,505
   1,025,000        Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25%,
                     due 12/01/17                                                           1,025,000
   2,250,000        Cottonwood Water and Sanitation District Refunding Series 1996,
                     7.60% 12/01/12                                                         2,441,654
     240,000        Town of Crested Butte Sales Tax Revenue Series 1994,
                     6.10%-6.35% due 12/01/01-03                                              257,017
     125,000        Town of Crested Butte G.O. Water and Sewer Refunding Series
                     1993, 4.25% due 11/01/99                                                 126,138
     375,000        City of Delta Sales and Use Tax Revenue Refunding Series 1994,
                     4.35%-4.65% due 12/01/01-03                                              384,950
   2,250,000        City and County of Denver, Excise Tax Refunding Revenue
                     Series 1989, 6.50%, due 9/01/14                                        2,306,948
      72,000        City and County of Denver Lease Purchase Certificates Series
                     1993, 6.30% due 01/01/02                                                  72,274
      10,000        City and County of Denver Special Facilities Airport Revenue
                     Series 1967, 5.375% due 01/01/99                                           9,984
      15,000        City and County of Denver Zero Coupon Single Family
                     Mortgage Revenue Series 1984, 11.63% due 9/01/15 (d)                       2,410
     820,000        Denver West Metropolitan District G.O. Series 1997B,
                     4.80-5.70%, due 12/01/02-17                                              850,660
      75,000        Town of Dillon G.O. Series 1992, 5.70%-5.90% due
                     10/01/99-00                                                               77,502
      95,000        Town of Dillon Excise Tax Revenue Series 1994, 5.80%-5.90%
                     due 06/01/02-03                                                          100,043
     175,000        Douglas County LID #3 Series 1991, 10.00% due 8/01/02                     175,000
      90,000        City of Durango First Mortgage Revenue Series 1995, 6.50% due
                     12/15/00                                                                  91,574

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$     25,000        Eagle County Eagle Valley Library District G.O. (Limited Tax)
                     Library Series March 1, 1994, 4.45% due 12/01/98                   $      25,043
      60,000        El Paso and Elbert Counties Joint School District No. 23-JT
                     G.O. Building Series 1994, 5.75% due 12/15/01                             62,965
      90,000        El Paso County LID 85-2 Special Assessment Refunding Series
                     1988, 8.875%-9.00% due 9/01/00                                             9,000
     100,000        El Paso County Pheasant Run LID Special Assessment Bonds
                     Series 1986-2, 9.25% due 9/01/99 (a)                                      25,000
     100,000        El Paso County School District No. 2-Harrison G.O. Improvement
                     Series 1994, 7.10% due 12/01/04                                          117,258
     500,000        El Paso County School District No. 20 Zero Coupon G.O.
                     Refunding Series 1993A, 6.10% due 6/15/08 (d)                            330,190
     150,000        Elbert County School District C-1 G.O. Series 1994, 4.40% due
                     12/01/02                                                                 152,796
     155,000        City of Englewood Golf Course Revenue Series 1994, 4.35% due
                     12/01/00                                                                 156,629
   3,174,183        Equi-Mor Holdings Inc, Series 98-B, Class A Pass-Through
                     Certificates, 7.00%, due 9/01/18                                       3,174,183
     250,000        Evergreen Metropolitan District Water Revenue Refunding Series
                     1992A, 6.25% due 07/15/99                                                255,388
      10,000        Fairlake Metropolitan District G.O. Series 1991, 9.625% due
                     12/1/1998                                                                 10,088
   1,500,000        Fairlake Metropolitan District G.O. Series 1989, 9.00% due
                     6/01/09                                                                1,561,934
     355,000        Forest Hills Metropolitan District G.O. Refunding Series 1992B,
                     7.75% due 11/01/99                                                       357,815
      25,000        Fort Collins Refunding Series B, 6.00%, due 12/01/02                       27,181
     150,000        Fraser Valley Metropolitan Recreation District G.O. Refunding
                     Series 1992, 5.20%-5.40% due 10/01/98-99                                 151,036
      50,000        Town of Frederick G.O. Water Refunding Series 1993,
                     4.70% due 12/01/98                                                        50,098
     100,000        School District Fremont RE-1 G.O. Refunding Series 1990,
                     6.80% due 10/01/99                                                       101,630
   2,000,000        Gateway Village GID G.O. Refunding and Improvement Series
                     1998, 6.00%, due 12/01/18                                              2,000,000
     239,000        Gateway Village GID G.O. Refunding  and Improvement Series
                     1998, Zero Coupon 5.20-5.60% due 12/01/99-12/01/01 (d)                   214,310
     850,000        Gateway Village GID G.O. Series 1995, 8.25%-8.75% due
                     12/01/05-14 (b)                                                          994,902
     200,000        City of Glenwood Springs Sales and Use Tax Revenue Series
                     1992A, 5.90% due 12/01/02                                                201,700
     200,000        City of Golden Sales and Use Tax Revenue Series 1992,
                     4.75%-5.00% due 11/15/98-99                                              201,865
     300,000        City of Grand Junction Downtown Development Authority Tax
                     Increment Revenue Series 1996, 5.55%-5.65% due  11/15/04-05              321,390

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$  1,275,000        Greatrock North Water and Sanitation District, Limited Tax
                     G.O. Series 1998, 8.00%, due 12/01/17                              $   1,275,000
     100,000        Greeley GID No. 1 G.O. Refunding Series July 15, 1994,
                     5.20%-5.30% due 10/01/98-99                                              101,177
     280,000        Greenwood Metropolitan District G.O. Refunding Series 1994,
                     5.60%-7.00% due 12/01/98-04                                              304,217
     490,000        Greenwood North Metropolitan District G.O. Refunding Series
                     1993, 4.40%-5.00% due 12/01/98-01                                        490,712
     220,000        Greenwood South Metropolitan District G.O. Refunding Series
                     1994, 6.25%-6.90% due 12/01/01-04                                        239,107
     100,000        City of Greenwood Village Sales Tax Revenue Refunding Series
                     1993, 4.40% due 12/01/99                                                 101,071
     500,000        Hamilton Creek District Series 1990, 1.00% due 12/01/04 (g) (i)           250,000
      55,000        Town of Hayden G.O. Water Refunding Series 1993, 4.30% due
                     09/01/99                                                                  55,361
      10,000        Hyland Hills Park & Recreation District Special Revenue
                     Improvement Series 1992, 7.10% due 12/15/00                               10,719
     340,000        Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80%
                     due 12/15/03-07                                                          345,099
     480,000        La Plata County Recreational Facilities Revenue Refunding
                     Durango Ski Corporation Project Series 1989A, 9.00% due
                     02/01/10                                                                 490,382
     100,000        City of Lafayette Sales and Use Tax Revenue Series 1991,
                     5.70% due 11/15/98                                                       100,299
      65,000        City of Lakewood Zero Coupon Single Family Mortgage Series
                     1985, 11.10% due 5/01/15 (d)                                              11,133
     315,000        City of Las Animas Water G.O. Series 1989, 8.60% due 12/01/09             316,474
     300,000        Left Hand Water District Water Revenue Refunding Series 1993,
                     4.30%-4.45% due 11/15/00-01                                              305,406
     135,000        Lookout Mountain Water District G.O. Refunding Series 1993,
                     5.20% due 12/01/01                                                       140,463
   1,000,000        City of Louisville Sales Tax Revenue Series 1989, 8.60% due
                     11/15/13 (b)                                                           1,016,480
      35,000        City of Manitou Springs Water and Sewer Revenue Series 1992,
                     5.20% due 03/01/99                                                        35,266
     220,000        Mesa County Single Family Mortgage Revenue Series 1982,
                     10.75% due 12/01/99 (a)                                                   17,600
   1,250,000        Mid Valley Metropolitan District G.O. Refunding & Improvement
                     Series 1989, 8.90% due 12/15/04 (b)                                    1,342,974
     140,000        Moffat School District No. 2 G.O. Series 1994, 5.55%-5.90%
                     due 12/01/98-01                                                          146,760
     320,000        City of Montrose Sales and Use Tax Revenue Refunding Series
                     1993, 4.20%-4.40% due 08/15/99-00                                        323,640
     250,000        City of Montrose Water and Sewer Revenue Refunding and
                     Improvement Series 1993, 4.50%-4.65% due 10/01/01-02                     257,386
     155,000        Monument Sanitation District G.O. Refunding Series 1994,
                     5.80%-5.90% due 12/01/01-02                                              163,208

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$    255,000        Town of Mt. Crested Butte G.O. Refunding Series 1993,
                     4.40%-4.75% due 05/01/99-01                                        $     258,279
     750,000        Mountain Village Metropolitan District G.O. Series 1992, 7.95%
                     due 12/01/03                                                             845,438
     225,000        North Jeffco Park and Recreation District Golf Course Revenue
                     Series 1994, 5.80%-6.10% due 12/01/01-04                                 241,315
      20,000        Northgate Public Building Authority Landowner Assessment Lien
                     Series 1987A, 8.25% due 12/01/00 (a)                                       2,800
     200,000        City of Northglenn Water and Sewer Revenue Refunding Series
                     1992, 4.70% due 12/01/98                                                 200,454
     100,000        Town of Palisade G.O. Water Refunding Series 1993B, 5.10%
                     due 04/01/99                                                             100,751
   1,055,000        Panorama Metropolitan District G.O. Refunding Series 1989B,
                     9.00% due 12/01/09 (b)                                                 1,132,353
     280,000        Town of Parker Sales and Use Tax Refunding Revenue Series
                     1993, 4.20%-4.30% due 11/01/99-00                                        283,302
   1,900,000        Parker Jordan Metropolitan District G.O. 6.25%, due 12/01/17            1,900,000
      45,000        Pitkin County Sales Tax Revenue Series 1995, 5.30% due
                     12/01/00                                                                  45,743
     200,000        Project 7 Water Authority Water Revenue Refunding Series 1993,
                     4.50% due 12/01/00                                                       203,682
      30,000        Pueblo Capital Improvement Residual Revenue, 9.00%,
                     due 8/02/10 (d)                                                           10,608
     205,000        Rangely Junior College District G.O. Building Series 1992,
                     6.15%-6.40% due 10/01/98-00                                              208,871
     210,000        Ridgway School District No. R-2 G.O. Series 1994, 7.75% due
                     12/01/98-02                                                              228,135
     159,868        Roxborough Village Metropolitan District Series 1993A, 9.00%
                     due 12/31/16 (i)                                                         131,092
     278,078        Roxborough Village Metropolitan District Series 1993B, principal
                     only, 0.00% due 12/31/21 (e) (i)                                          16,685
      20,270        Roxborough Village Metropolitan District Series 1993B, interest
                     only, 10.41% due 1/01/43 (f) (i)                                             203
     906,622        Roxborough Village Metropolitan District Series 1993C, 9.84%
                     due 12/31/32 (d) (i)                                                       9,066
     225,000        St. Charles Mesa Water District Water Revenue Refunding Series
                     1992, 5.55% due 12/01/00                                                 234,171
     500,000        City of Salida Sales Tax Revenue Refunding & Improvement
                     Series 1990, 8.20% due 12/01/11                                          507,280
     535,000        San Miguel County Housing Authority Multifamily Telluride
                     Village Revenue Refunding Series 1993, 6.30% due 7/01/13                 569,914
     185,000        San Miguel County School District No. R-1 G.O. Series 1992,
                     8.50%  due 12/01/98 (b)                                                  186,606
   1,250,000        Sand Creek Metropolitan District G.O. Limited Tax Bonds, Series
                     1997, 7.125% due 12/1/16                                               1,250,000
   1,755,000        City of Sheridan G.O. Series 1997, 7.50% due 12/01/16                   1,755,000

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Municipal Bonds-- 91.2%                                        Value
------------        --------------------------------                                    -------------
$    230,000        Town of Snowmass Village Multifamily Housing Series 1990A,
                     7.60%-7.70% due 12/15/98-99                                        $     237,063
     210,000        Southgate Corporate Center Metropolitan District G.O.
                     Refunding Series 1994, 5.50% due 12/01/98                                210,370
   1,000,000        Southpark Metropolitan District Refunding G.O. Series 1996,
                     6.60% due 12/01/13                                                     1,057,230
     305,000        Southtech Metropolitan District G.O. Refunding Series 1994,
                     5.10%-5.85% due 12/01/99-04                                              319,724
     100,000        Southwest Plaza Metropolitan District G.O. Refunding Series
                     1993, 5.00% due 12/01/99                                                 101,499
      40,000        City of Steamboat Springs Accommodations Tax Revenue Series
                     1995, 5.25% due 03/01/00                                                  40,926
     200,000        Summit County Sewer Revenue Refunding Series 1992, 4.60%
                     due 12/01/98                                                             200,404
     180,000        Superior Metropolitan District No. 2 G.O. Refunding Series 1994A,
                     5.90% due 12/01/98                                                       180,763
      75,000        Swink School District No. 33 G.O. Building Bonds Series 1994,
                     8.40% due 12/15/00-03                                                     87,691
     360,000        Telluride Hospital District G.O. Series 1997, 4.60-4.80%,
                     due 12/01/00-02                                                          365,826
   2,000,000        Todd Creek Farms Metropolitan District No. 2, Limited Tax
                     G.O. Series 1997, 8.00% due 6/01/17                                    2,000,000
     300,000        Upper Eagle Regional Water Authority Water Refunding Series
                     1994, 5.50%-5.80% due 12/01/99-01                                        310,786
     610,000        Valley Metropolitan District G.O. Revenue Series 1992, 7.00%
                     due 12/15/06                                                             643,501
      50,000        Walsenburg Natural Gas Revenue Series 1968, 6.25% due
                     6/01/99                                                                   50,725
     100,000        Weld County Reorganized School District RE-4 G.O. Series
                     1993, 4.65% due 12/01/00                                                 102,130
     100,000        Westglenn Metropolitan District G.O. Refunding Series 1994,
                     4.80% due 12/01/98                                                       100,229
     335,000        Town of Windsor, G.O. Water Refunding Series 1994, 4.40%-4.80%
                     due 4/01/99-01                                                           339,276
      65,000        City of Woodland Park Limited Sales Tax Refunding Bonds Series
                     1994A, 5.25% due 12/01/98                                                 65,177
                                                                                        -------------
                    Total Colorado Municipal Bonds (cost $65,379,573)                      66,701,230
                                                                                        -------------

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

    Face                                                                                    Market
   Amount           Colorado Certificates of Participation-- 1.2%                            Value
------------        ---------------------------------------------                       -------------

$    155,000        Arapahoe County Recreation District Refunding Certificates of
                     Participation Series 1996, 5.00%-5.20% due 12/01/04-06             $     165,198
     170,000        City of Central City Certificates of Participation City Hall
                     Project Series 1995, 6.50%-6.80% due 12/01/99-01                         172,212
     100,000        El Paso County School District No. 49 (Falcon Schools)
                     Refunding Certificates of Participation Series 1995, 4.375%
                     due 11/01/01                                                             102,007
     200,000        Gilpin County Certificates of Participation Detention Facility
                     Project Series 1994, 6.60% due 10/15/01                                  216,356
      50,000        Las Animas County School District  No. 001 Certificates of
                     Participation Series 1991A, 8.00% due 12/01/10                            54,914
     145,000        Park School District R-3 Certificates of Participation Series 1996
                      5.35%-5.45% due 06/01/04-05                                             145,293
                                                                                        -------------
                    Total Colorado Certificates of Participation (cost $858,641)              855,980
                                                                                        -------------

                    Colorado Industrial Development Revenue Bonds -- 4.6%
                    ----------------------------------------------------
     555,000        Adams County Robertson Association Series 1979, 9.00% due
                      6/15/04                                                                 556,843
     200,000        City and County of Denver Desks Colorado Project Series 1983,
                     4.25% due 10/15/05 (put 10/15/98) (h)                                    200,124
   2,835,000        City of Fort Collins The Opera House Project Series 1986,
                     8.75%-10.00% due 12/01/10-16                                           2,614,055
                                                                                        -------------
                    Total Colorado Industrial Development Revenue Bonds
                     (cost $3,581,875)                                                      3,371,022
                                                                                        -------------

                    Other Municipal Bonds -- 1.7%
                    ----------------------------
     100,000        City of Burnsville G.O. Tax Increment Refunding Series 1993C,
                     4.40% due 02/01/02                                                       102,395
     205,000        Daggett County School District, G.O. Refunding Series 1993,
                     4.50%-4.65% due 12/15/98-99                                              206,689
     515,000        Sandoval County, New Mexico Project Revenue Bonds, Series
                     1997, 7.50%  due 08/15/06                                                515,000
     100,000        Santa Fe Public School District G.O. Series 1993, 4.00% due
                     06/15/99                                                                 100,056
     100,000        Santa Fe Public School District G.O. Series 1994, 5.60% due
                     06/15/01                                                                 101,380
     100,000        Washington County School District 007 Hillsboro Series 1989,
                     6.70% due 06/01/08 (b)                                                   102,236
     120,000        West Wendover Recreation District G.O. Golf Course
                     Improvement Refunding Series 1993, 5.60% due 12/01/99                    122,856
                                                                                        -------------
                    Total Other Municipal Bonds (cost $1,256,731)                           1,250,612
                                                                                        -------------

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                           Statement of Investments

                              September 30, 1998

                                                                                            Market
                                                                                             Value
                                                                                        -------------
            Total investments, at value (cost $71,076,820)*                    98.7%    $  72,178,844

            Other assets net of liabilities                                     1.3%          928,754
                                                                                        -------------
            Net assets                                                        100.0%    $  73,107,598


            * Tax cost basis approximates book cost basis.

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                            Statement of Investments

                               September 30, 1998



(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate shown for cash flow bond represents the effective yield at September 30, 1998. Income on this security is derived from the cash flow of the issuer.

(h) Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since original issuance. The face amount and market value of such securities amount to $14,603,486 and $2,894,444, or 3.96% of net assets, respectively, as of September 30, 1998.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

         G.O. -- General Obligations
         LID -- Local Improvement District
         GID -- General Improvement District


See accompanying notes to financial statements.

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                      Statement of Assets and Liabilities

                              September 30, 1998

                                    ASSETS

Investments, at value (cost $71,076,820) - see accompanying
 statement                                                                       $     72,178,844
Cash                                                                                      320,673
Interest receivable                                                                     1,533,304
Shares of beneficial interest sold                                                         62,916
                                                                                 ----------------
  Total assets                                                                         74,095,737
                                                                                 ----------------

                                  LIABILITIES

Payables and other liabilities:
 Dividends                                                                                220,714
 Investments purchased                                                                    700,000
 Accrued expenses and other                                                                67,425
                                                                                 ----------------
  Total liabilities                                                                       988,139
                                                                                 ----------------
  Net assets                                                                     $     73,107,598
                                                                                 ================

                           COMPOSITION OF NET ASSETS

Paid-in capital                                                                  $     72,013,291
Accumulated net realized loss from investment transactions                                (7,717)
Net unrealized appreciation of investments (note 3)                                     1,102,024
                                                                                 ----------------
  Net assets                                                                     $     73,107,598
                                                                                 ================
Net asset value and redemption value per share (based on 7,582,591
 shares of beneficial interest outstanding)                                      $           9.64
                                                                                 ================
Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                     $          10.12
                                                                                 ================

See accompanying notes to financial statements.

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                            Statement of Operations

                     For the Year Ended September 30, 1998

Investment income - interest                                                $      5,098,765
                                                                            ----------------

Expenses:
 Management fees (note 4)                                                            345,393
 Custodian fees (note 5)                                                              79,635
 Legal and auditing fees                                                              35,463
 Transfer agency expenses (note 4)                                                    38,325
 Shareholders' reports and proxy statements                                           30,277
 Registration fees                                                                     3,650
 Trustees' fees                                                                        1,825
 Other                                                                                 3,385
                                                                            ----------------
   Total expenses                                                                    537,953

 Expenses paid indirectly (note 5)                                                   (79,635)
                                                                            ----------------
   Net expenses                                                                      458,318
                                                                            ----------------
   Net investment income                                                           4,640,447
                                                                            ----------------
Realized and unrealized gain on investments:
 Net realized gain on investments                                                    294,050
                                                                            ----------------
 Net unrealized appreciation of investments:
  Beginning of year                                                                  914,519
  End of year                                                                      1,102,024
                                                                            ----------------
   Net change in unrealized appreciation on investments                              187,505
                                                                            ----------------
   Net realized and unrealized gain on investments                                   481,555
                                                                            ----------------
   Net increase in net assets resulting from operations                     $      5,122,002
                                                                            ================

See accompanying notes to financial statements.

COLORADO BONDSHARES --
A TAX-EXEMPT FUND

Statements of Changes in Net Assets


                                                                          Year Ended September 30,
                                                                   ------------------------------------
                                                                          1998               1997
                                                                   ----------------     ---------------
From investment activities:
 Net investment income                                             $      4,640,447           3,651,580
 Net realized gain on investments                                           294,050              66,006
 Net change in unrealized appreciation on investments                       187,505           1,342,920
                                                                   ----------------     ---------------
   Net increase in net assets resulting from operations                   5,122,002           5,060,506
                                                                   ----------------     ---------------
 Dividends to shareholders from net investment income                    (4,661,865)         (3,640,860)
                                                                   ----------------     ---------------
From beneficial interest transactions:
 Proceeds from sale of shares                                            12,613,472          16,889,528
 Dividends reinvested                                                     2,860,000           2,375,147
 Payments for shares redeemed                                           (10,075,001)         (4,018,181)
                                                                   ----------------     ---------------
   Increase in net assets derived from beneficial interest
    transactions                                                          5,398,471          15,246,494
                                                                   ----------------     ---------------
   Net increase in net assets                                             5,858,608          16,666,140

Net assets:
 Beginning of year                                                      67,248,990          50,582,850
                                                                   ----------------     ---------------
 End of year (including undistributed net investment
  income of $0 and $21,418, respectively)                          $    73,107,598          67,248,990
                                                                   ================     ===============

See accompanying notes to financial statements.

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                             Financial Highlights


                                                                                         Year Ended September 30,
                                                                    -----------------------------------------------------------
                                                                        1998         1997      1996        1995          1994
                                                                    ----------     -------    -------    ---------     --------
Per Share Operating Data:

Net asset value, beginning of period                                $     9.58     $  9.37    $  9.16    $    9.07     $   9.13
                                                                    ----------     -------    -------    ---------     --------
Net investment income                                                     0.62        0.58       0.61         0.60         0.63

Net realized and unrealized gain (loss) on investments                    0.06        0.21       0.20         0.09        (0.06)
                                                                    ----------     -------    -------    ---------     --------
Increase from investment operations                                       0.68        0.79       0.81         0.69         0.57

Dividends from net investment income                                     (0.62)      (0.58)     (0.60)       (0.60)       (0.63)
                                                                    ----------     -------    -------    ---------     --------
  Net increase (decrease) in net asset value                              0.06        0.21       0.21         0.09        (0.06)
                                                                    ----------     -------    -------    ---------     --------
Net asset value, end of period                                      $     9.64     $  9.58    $  9.37    $    9.16     $   9.07
                                                                    ==========     =======    =======    =========     ========
Total Return, at Net Asset Value (1)                                      7.62%       8.66%      9.15%        8.05%        6.50%
                                                                    ==========     =======    =======    =========     ========
Ratios/Supplemental Data:

Net assets, end of period (000)s                                    $   73,108      67,249     50,583       44,768       41,790
                                                                    ==========     =======    =======    =========     ========
Ratios to average net assets:
 Net investment income                                                    6.66%       6.13%      6.50%        6.81%        6.96%
 Expenses, inclusive of expenses paid indirectly by the Fund              0.77%       0.84%      0.77%        0.84%        0.74%
 Expenses, net of expenses paid indirectly by the Fund                    0.66%       0.73%      0.70%        0.77%        0.74%

Portfolio turnover rate (2)                                              28.63%      27.66%     24.53%       27.48%       22.04%
                                                                    ==========     =======    =======    =========     ========

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                              Financial Highlights



(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

      Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended September 30, 1998 were $26,758,411 and $18,782,105, respectively.


See accompanying notes to financial statements.

                             COLORADO BONDSHARES --
                               A TAX-EXEMPT FUND

                         Notes to Financial Statements

                               September 30, 1998



(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (FFMC). The following is a summary of significant accounting policies consistently followed by the Fund.

       (A)    INVESTMENT VALUATION

              The value of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums, and accretion of original issued discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax requirements. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

       (B)    INCOME TAXES

              The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $8,000, expiring in 2003.

       (C)    OTHER/SECURITY CREDIT RISK

              Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities which may be subject to a greater degree of credit risk, risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market

                                      17
                                                                   (Continued)
              value of bonds, for which the accrual of interest income has been discontinued, approximated $9,796,352 and $699,605 (0.1% of net assets), respectively, as of September 30, 1998.

       (D)    USE OF ESTIMATES

              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)    SHARES OF BENEFICIAL INTEREST

       The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, 1998 and 1997 were as follows:

                                       1998                     1997
                               -------------------      -------------------

       Sold                          1,313,197                1,794,889
       Dividends reinvested            297,289                  251,774
                               -------------------      -------------------
                                     1,610,486                2,046,663
       Redeemed                     (1,047,465)                (426,982)
                               -------------------      -------------------

             Net increase              563,021                1,619,681
                               ===================      ===================

(3)    UNREALIZED GAINS AND LOSSES

       At September 30, 1998, the net unrealized appreciation on investments for tax purposes was of $1,102,024, which was comprised of gross appreciation of $2,809,805 and gross depreciation of $1,707,781.

(4)    MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       Management fees paid to FFMC were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. FFMC pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. FFMC provided certain transfer agency and shareholder services as part of the management fee arrangement for the fiscal year ended September 30, 1998. Transfer agency expenses represent direct expenses charged to the Fund by third parties.


                                      18
                                                                   (Continued)

(5)    EXPENSES PAID INDIRECTLY BY THE FUND

       Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.

    FEDERAL INCOME TAX INFORMATION
              (unaudited)

In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S.
Treasury Department require the Fund to report this information to the Internal Revenue Service.

During fiscal year ended September 30, 1998,
100 percent of the dividends paid by Colorado
BondShares A Tax-Exempt Fund from net
investment income should be treated as tax-exempt dividends.